UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:

February 13, 2019 to March 12, 2019

Commission File Number of issuing entity: 333-171508-01

Central Index Key Number of issuing entity: 0001530219

GS Mortgage Securities Trust 2011-GC5

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-171508

Central Index Key Number of depositor: 0001004158

GS Mortgage Securities Corporation II

(Exact name of depositor as specified in its charter)

Goldman Sachs Mortgage Company

(Central Index Key Number: 0001541502)

Citigroup Global Markets Realty Corp.

(Central Index Key Number: 0001541001)

(Exact name of sponsor as specified in its charter)

Leah Nivison (212) 902-1000; Cirino Emanuele (212) 816-5614

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

45-6538212

45-6538166

45-6538343

(I.R.S. Employer Identification No.)

New York, New York

c/o Citibank, N.A. 388 Greenwich Street, 14th Floor New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-5614

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange (If Section 12(b))
Title of class	Section 12(b)	Section 12(g)	Section 15(d)
A-1	☐	☐	☒
A-2	☐	☐	☒
A-3	☐	☐	☒
A-4	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

Explanatory Note: This Form 10-D/A amends the Form 10-D, dated and filed March 26, 2019 (the "Original Filing") with respect to GS Mortgage Securities Trust 2011-GC5. The purpose of this amendment is to provide the information required under Item 1112(b) of Regulation AB with respect to the American Eagle Outfitters, Inc., significant obligor, which was inadvertently omitted from the Original Filing.

PART II – OTHER INFORMATION

Item 6.	Significant Obligors of Pool Assets.

The Park Place Mall mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on October 11, 2011. With respect to the Park Place Mall mortgage loan, the most recent unaudited net operating income for the period January 01, 2018 through December 31, 2018 was $20,584,986.

The 1551 Broadway mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on October 11, 2011. With respect to the 1551 Broadway mortgage loan, the most recent unaudited net operating income for the period January 01, 2018 through December 31, 2018 was $19,255,333.

American Eagle Outfitters, Inc., the guarantor of the lease of the sole tenant at the mortgaged property that secures the 1551 Broadway mortgage loan, constitutes a significant obligor within the meaning of Item 1101(k)(1) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on October 11, 2011. Set forth in the table below is the information required under Item 1112(b) of Regulation AB with respect to such significant obligor, which was previously reported on such significant obligor's Form 10-K filed on March 14, 2019, Accession Number: 0001564590-19-007828 (the "Significant Obligor Filing"):

For the Years Ended (1)
(In thousands, except per share amounts, ratios and other	February 2,	February 3,	January 28 ,	January 30,	January 31,
non-financial information)	2019	2018	2017	2016	2015
Summary of Operations
Total net revenue	$4,035,720	$3,795,549	$3,609,865	$3,521,848	$3,282,867
Comparable sales increase (decrease) (2)	8%	4%	3%	7%	(5)%
Gross profit	$1,487,638	$1,370,505	$1,366,927	$1,302,734	$1,154,674
Gross profit as a percentage of net sales	36.9%	36.1%	37.9%	37.0%	35.2%
Operating income	$337,129	$302,788	$331,476	$319,878	$155,765
Operating income as a percentage of net sales	8.4%	8.0%	9.2%	9.1%	4.7%
Income from continuing operations	$261,902	$204,163	$212,449	$213,291	$88,787
Income from continuing operations as a percentage of net sales	6.5%	5.4%	5.9%	6.1%	2.6%

Per Share Results
Income from continuing operations per common share-basic	$1.48	$1.15	$1.17	$1.10	$0.46
Income from continuing operations per common share-diluted	$1.47	$1.13	$1.16	$1.09	$0.46
Weighted average common shares outstanding - basic	176,476	177,938	181,429	194,351	194,437
Weighted average common shares outstanding - diluted	178,035	180,156	183,835	196,237	195,135
Cash dividends per common share	$0.55	$0.50	$0.50	$0.50	$0.50

Balance Sheet Information
Total cash and short-term investments	$425,465	$413,613	$378,613	$260,067	$410,697
Total assets	$1,903,378	$1,816,313	$1,782,660	$1,612,246	$1,696,908
Stockholders' equity	$1,287,555	$1,246,791	$1,204,569	$1,051,376	$1,139,746
Working capital	$503,608	$483,309	$407,446	$259,693	$368,947
Current ratio	1.93	2.00	1.83	1.56	1.80
Average return on stockholders' equity (4)	20.7%	16.7%	18.8%	19.9%	7.0%

Other Financial Information
Total stores at year-end	1,055	1,047	1,050	1,047	1,056
Capital expenditures	$189,021	$169,469	$161,494	$153,256	$245,002
Total net revenue per average selling square foot (3)	$543	$514	$534	$545	$525
Total selling square feet at end of period	5,331,773	5,278,554	5,311,659	5,285,025	5,294,744
Total net revenue per average gross square foot (3)	$436	$412	$428	$436	$420
Total gross square feet at end of period	6,647,302	6,580,812	6,619,267	6,601,112	6,613,100
Number of employees at end of period	45,000	40,700	38,700	37,800	38,000

(1)	Except for the fiscal year ended February 3, 2018, which includes 53 weeks, all fiscal years presented include 52 weeks.
(2)

The comparable sales increase for Fiscal 2018 ended February 2, 2019 is compared to the corresponding 52-week period in Fiscal 2017.  The comparable sales increase for Fiscal 2017 ended February 3, 2018 is compared to the corresponding 53-week period in Fiscal 2016. Additionally, comparable sales for all periods include AEO Direct sales.

(3)	Total net revenue per average square foot is calculated using retail store sales for the year divided by the straight average of the beginning and ending square footage for the year.
(4)

Average return on stockholders' equity is calculated by using the annual reported net income divided by the straight average of the beginning and ending stockholders' equity balances from the consolidated balance sheets.

Item 10.	Exhibits.

(a) The following is a list of documents filed as part of this Form 10-D/A:

(99.1): Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2011-GC5, relating to the March 12, 2019 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form 10-D/A are listed above and in the Exhibit Index that immediately precedes the signature page hereof.

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2011-GC5, relating to the March 12, 2019 distribution.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GS Mortgage Securities Corporation II
(Depositor)

/s/ Leah Nivison
Leah Nivison, Chief Executive Officer

Date: March 29, 2019